UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                    Investment Company Act File No. 811-22080


                      FIRST TRUST DIVIDEND AND INCOME FUND
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          Exact Name of Registrant as Specified in Declaration of Trust

           120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187
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 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)

                                W. Scott Jardine
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                             Wheaton, Illinois 60187
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  Name and Address (Number, Street, City, State, Zip Code) of Agent for Service

                                 (630) 765-8000
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               Registrant's Telephone Number, including Area Code


                      Date of fiscal year end: November 30
                                               -----------

             Date of reporting period: July 1, 2016 - June 30, 2017
                                       ----------------------------

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, N.E., Washington D.C. 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.  Proxy Voting Record



Microchip Technology Incorporated
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Ticker                      MCHP
Provider Security ID        595017104
Meeting Date                15-Aug-16      Meeting Type      Annual
Record Date                 21-Jun-16
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                                                                                                                       VOTE
                 PROPOSAL                                                      MANAGEMENT        VOTE                  AGAINST
PROPONENT        NUMBER      PROPOSAL TEXT                                     RECOMMENDATION    INSTRUCTION   VOTED   MANAGEMENT
Management       1.1         Elect Director Steve Sanghi                       For               For           Yes     No
Management       1.2         Elect Director Matthew W. Chapman                 For               For           Yes     No
Management       1.3         Elect Director L.B. Day                           For               For           Yes     No
Management       1.4         Elect Director Esther L. Johnson                  For               For           Yes     No
Management       1.5         Elect Director Wade F. Meyercord                  For               For           Yes     No
Management       2           Amend Executive Incentive Bonus Plan              For               For           Yes     No
Management       3           Ratify Ernst & Young LLP as Auditors              For               For           Yes     No
Management       4           Advisory Vote to Ratify Named                     For               For           Yes     No
                             Executive Officers' Compensation
Management       1.1         Elect Director Steve Sanghi                       For               For           Yes     No
Management       1.2         Elect Director Matthew W. Chapman                 For               For           Yes     No
Management       1.3         Elect Director L.B. Day                           For               For           Yes     No
Management       1.4         Elect Director Esther L. Johnson                  For               For           Yes     No
Management       1.5         Elect Director Wade F. Meyercord                  For               For           Yes     No
Management       2           Amend Executive Incentive Bonus Plan              For               For           Yes     No
Management       3           Ratify Ernst & Young LLP as Auditors              For               For           Yes     No
Management       4           Advisory Vote to Ratify Named                     For               For           Yes     No
                             Executive Officers' Compensation

Golar LNG Partners LP
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Ticker                      GMLP
Provider Security ID        Y2745C102
Meeting Date                28-Sep-16      Meeting Type      Annual
Record Date                 03-Aug-16
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                                                                                                                       VOTE
                 PROPOSAL                                                      MANAGEMENT        VOTE                  AGAINST
PROPONENT        NUMBER      PROPOSAL TEXT                                     RECOMMENDATION    INSTRUCTION   VOTED   MANAGEMENT
Management       1           Elect Director Alf C. Thorkildsen                 For               For           Yes     No

Automatic Data Processing, Inc.
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Ticker                      ADP
Provider Security ID        053015103
Meeting Date                08-Nov-16      Meeting Type      Annual
Record Date                 09-Sep-16
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                                                                                                                       VOTE
                 PROPOSAL                                                      MANAGEMENT        VOTE                  AGAINST
PROPONENT        NUMBER      PROPOSAL TEXT                                     RECOMMENDATION    INSTRUCTION   VOTED   MANAGEMENT
Management       1.1         Elect Director Peter Bisson                       For               For           Yes     No
Management       1.2         Elect Director Richard T. Clark                   For               For           Yes     No
Management       1.3         Elect Director Eric C. Fast                       For               For           Yes     No
Management       1.4         Elect Director Linda R. Gooden                    For               For           Yes     No
Management       1.5         Elect Director Michael P. Gregoire                For               For           Yes     No
Management       1.6         Elect Director R. Glenn Hubbard                   For               For           Yes     No
Management       1.7         Elect Director John P. Jones                      For               For           Yes     No
Management       1.8         Elect Director William J. Ready                   For               For           Yes     No
Management       1.9         Elect Director Carlos A. Rodriguez                For               For           Yes     No
Management       1.10        Elect Director Sandra S. Wijnberg                 For               For           Yes     No
Management       2           Advisory Vote to Ratify Named                     For               For           Yes     No
                             Executive Officers' Compensation
Management       3           Ratify Deloitte & Touche LLP as                   For               For           Yes     No
                             Auditors

Microsoft Corporation
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Ticker                      MSFT
Provider Security ID        594918104
Meeting Date                30-Nov-16      Meeting Type      Annual
Record Date                 30-Sep-16
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                                                                                                                       VOTE
                 PROPOSAL                                                      MANAGEMENT        VOTE                  AGAINST
PROPONENT        NUMBER      PROPOSAL TEXT                                     RECOMMENDATION    INSTRUCTION   VOTED   MANAGEMENT
Management       1.1         Elect Director William H. Gates, lll              For               For           Yes     No
Management       1.2         Elect Director Teri L. List-Stoll                 For               For           Yes     No
Management       1.3         Elect Director G. Mason Morfit                    For               For           Yes     No
Management       1.4         Elect Director Satya Nadella                      For               For           Yes     No
Management       1.5         Elect Director Charles H. Noski                   For               For           Yes     No
Management       1.6         Elect Director Helmut Panke                       For               For           Yes     No
Management       1.7         Elect Director Sandra E. Peterson                 For               For           Yes     No
Management       1.8         Elect Director Charles W. Scharf                  For               For           Yes     No
Management       1.9         Elect Director John W. Stanton                    For               For           Yes     No
Management       1.10        Elect Director John W. Thompson                   For               For           Yes     No
Management       1.11        Elect Director Padmasree Warrior                  For               For           Yes     No
Management       2           Advisory Vote to Ratify Named                     For               For           Yes     No
                             Executive Officers' Compensation
Management       3           Ratify Deloitte & Touche LLP as                   For               For           Yes     No
                             Auditors
Management       4           Amend Right to Call Special Meeting               For               For           Yes     No
Management       5           Amend Omnibus Stock Plan                          For               For           Yes     No
Share Holder     6           Proxy Access                                      Against           For           Yes     Yes

Medtronic plc
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Ticker                      MDT
Provider Security ID        G5960L103
Meeting Date                09-Dec-16      Meeting Type      Annual
Record Date                 11-Oct-16
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                                                                                                                       VOTE
                 PROPOSAL                                                      MANAGEMENT        VOTE                  AGAINST
PROPONENT        NUMBER      PROPOSAL TEXT                                     RECOMMENDATION    INSTRUCTION   VOTED   MANAGEMENT
Management       1a          Elect Director Richard H. Anderson                For               For           Yes     No
Management       1b          Elect Director Craig Arnold                       For               For           Yes     No
Management       1c          Elect Director Scott C. Donnelly                  For               For           Yes     No
Management       1d          Elect Director Randall J. Hogan, III              For               For           Yes     No
Management       1e          Elect Director Omar Ishrak                        For               For           Yes     No
Management       1f          Elect Director Shirley Ann Jackson                For               For           Yes     No
Management       1g          Elect Director Michael O. Leavitt                 For               For           Yes     No
Management       1h          Elect Director James T. Lenehan                   For               For           Yes     No
Management       1i          Elect Director Elizabeth G. Nabel                 For               For           Yes     No
Management       1j          Elect Director Denise M. O'Leary                  For               For           Yes     No
Management       1k          Elect Director Kendall J. Powell                  For               For           Yes     No
Management       1l          Elect Director Robert C. Pozen                    For               For           Yes     No
Management       1m          Elect Director Preetha Reddy                      For               For           Yes     No
Management       2           Ratify PricewaterhouseCoopers LLP as              For               For           Yes     No
                             Auditors
Management       3           Advisory Vote to Ratify Named                     For               For           Yes     No
                             Executive Officers' Compensation
Management       4           Provide Proxy Access Right                        For               For           Yes     No
Management       5a          Amend Articles of Association                     For               For           Yes     No
Management       5b          Amend Memorandum of Association                   For               For           Yes     No
Management       6           Amend Articles to Clarify the Board's             For               For           Yes     No
                             Sole Authority to Determine its Size
                             Within the Fixed Limits
Management       1a          Elect Director Richard H. Anderson                For               For           Yes     No
Management       1b          Elect Director Craig Arnold                       For               For           Yes     No
Management       1c          Elect Director Scott C. Donnelly                  For               For           Yes     No
Management       1d          Elect Director Randall J. Hogan, III              For               For           Yes     No
Management       1e          Elect Director Omar Ishrak                        For               For           Yes     No
Management       1f          Elect Director Shirley Ann Jackson                For               For           Yes     No
Management       1g          Elect Director Michael O. Leavitt                 For               For           Yes     No
Management       1h          Elect Director James T. Lenehan                   For               For           Yes     No
Management       1i          Elect Director Elizabeth G. Nabel                 For               For           Yes     No
Management       1j          Elect Director Denise M. O'Leary                  For               For           Yes     No
Management       1k          Elect Director Kendall J. Powell                  For               For           Yes     No
Management       1l          Elect Director Robert C. Pozen                    For               For           Yes     No
Management       1m          Elect Director Preetha Reddy                      For               For           Yes     No
Management       2           Ratify PricewaterhouseCoopers LLP as              For               For           Yes     No
                             Auditors
Management       3           Advisory Vote to Ratify Named                     For               For           Yes     No
                             Executive Officers' Compensation
Management       4           Provide Proxy Access Right                        For               For           Yes     No
Management       5a          Amend Articles of Association                     For               For           Yes     No
Management       5b          Amend Memorandum of Association                   For               For           Yes     No
Management       6           Amend Articles to Clarify the Board's             For               For           Yes     No
                             Sole Authority to Determine its Size
                             Within the Fixed Limits

Cisco Systems, Inc.
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Ticker                      CSCO
Provider Security ID        17275R102
Meeting Date                12-Dec-16      Meeting Type      Annual
Record Date                 14-Oct-16
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                                                                                                                       VOTE
                 PROPOSAL                                                      MANAGEMENT        VOTE                  AGAINST
PROPONENT        NUMBER      PROPOSAL TEXT                                     RECOMMENDATION    INSTRUCTION   VOTED   MANAGEMENT
Management       1a          Elect Director Carol A. Bartz                     For               For           Yes     No
Management       1b          Elect Director M. Michele Burns                   For               For           Yes     No
Management       1c          Elect Director Michael D. Capellas                For               For           Yes     No
Management       1d          Elect Director John T. Chambers                   For               For           Yes     No
Management       1e          Elect Director Amy L. Chang                       For               For           Yes     No
Management       1f          Elect Director John L. Hennessy                   For               For           Yes     No
Management       1g          Elect Director Kristina M. Johnson                For               For           Yes     No
Management       1h          Elect Director Roderick C. McGeary                For               For           Yes     No
Management       1i          Elect Director Charles H. Robbins                 For               For           Yes     No
Management       1j          Elect Director Arun Sarin                         For               For           Yes     No
Management       1k          Elect Director Steven M. West                     For               For           Yes     No
Management       2           Advisory Vote to Ratify Named                     For               For           Yes     No
                             Executive Officers' Compensation
Management       3           Ratify PricewaterhouseCoopers LLP as              For               For           Yes     No
                             Auditors
Share Holder     4           Report on Lobbying Payments and Policy            Against           For           Yes     Yes
Share Holder     5           Report on Arab and non-Arab Employees             Against           Against       Yes     No
                             using EEO-1 Categories
Share Holder     6           Establish Board Committee on                      Against           Against       Yes     No
                             Operations in Israeli Settlements

Ares Capital Corporation
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Ticker                      ARCC
Provider Security ID        04010L103
Meeting Date                15-Dec-16      Meeting Type      Special
Record Date                 17-Oct-16
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                                                                                                                       VOTE
                 PROPOSAL                                                      MANAGEMENT        VOTE                  AGAINST
PROPONENT        NUMBER      PROPOSAL TEXT                                     RECOMMENDATION    INSTRUCTION   VOTED   MANAGEMENT
Management       1           Approve Authority to Issue Shares                 For               For           Yes     No
                             Below Net Asset Value
Management       2           Issue Shares in Connection with Merger            For               For           Yes     No
Management       3           Adjourn Meeting                                   For               For           Yes     No

                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)               FIRST TRUST DIVIDEND AND INCOME FUND
                           ---------------------------------------


By (Signature and Title)*  /s/ James M. Dykas
                           -----------------------------------
                           James M. Dykas, President and
                           Chief Executive Officer


Date                       August 11, 2017
                           -------------------------

* Print the name and title of each signing officer under his or her signature.